Financial liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Financial liabilities

27. Financial liabilities

Total financial liabilities amounted to EUR 434,605 thousand and EUR 398,916 thousand at December 31, 2024 and at December 31, 2023 respectively; the balances in financial liabilities are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Lease liabilities	5,092	5,841
Bank overdrafts and short-term loan facilities	50,030	84,005
Bank loans	56,812	51,592
Fair value of derivatives	3,420	20
Financial payables for shares acquisition	—	175
Financial liabilities for accrued interests	1,573	1,644
Total current financial liabilities	116,927	143,277

Lease liabilities	11,809	13,104
Bank loans	255,437	192,304
Notes	49,790	49,743
Fair value of derivatives	642	488
Total non-current financial liabilities	317,678	255,639

Financial Liabilities	434,605	398,916

On April 16, 2020 Stevanato Group entered into a note purchase and private shelf agreement with PGIM, Inc. and certain of its affiliates, pursuant to which, for a period of three years following the date of the agreement, Stevanato could have issued, and PGIM, Inc. or certain of its affiliates could have purchased, up to USD 69,540 thousand of Stevanato notes. Additionally, on the same date, Stevanato Group issued EUR 50,000 thousand of Senior Notes, Series A, due April 16, 2028 to PGIM, Inc., with a fixed interest rate of 1.4%. Repayment of the Notes is required to be made in two tranches, EUR 25,000 thousand on April 16, 2027, and the remainder at the expiration of the notes. Pursuant to the agreement, Nuova Ompi s.r.l. provided to PGIM, Inc. and its affiliates a subsidiary guarantee, guaranteeing the repayment of the notes. The balance outstanding at December 31, 2024 and 2023 was EUR 49,790 thousand and EUR 49,743 thousand respectively.

The Note Purchase Agreement imposes certain covenants on the Group, including: (i) the notes must always rank at least pari passu with all other unsecured and unsubordinated indebtedness of the company and the guarantor; (ii) any covenant included in a different financing agreement which is more favorable to the lenders must apply to the Note Purchase Agreement, as well; (iii) no merger or consolidation for any guarantor unless expressly permitted by the Note Purchase Agreement; (iv) no dealings with sanctioned entities; (v) the ratio of consolidated net debt to consolidated EBITDA not to be greater than 3.50 to 1.00 with an increase of up to 4.0x once; (vi) consolidated net debt to equity not to be greater than 2 to 1; (vii) no liens in excess of a certain amount except for, among others, (a) existing ones, (b) tax liens, (c) liens in the ordinary course of business, (d) judgment liens; (viii) no sale of assets in excess of a certain amount; (ix) no subsidiary indebtedness beyond a certain basket; and (x) no segregation of assets under Italian law.

At December 31, 2024 and 2023, all financial covenants are complied with.

At December 31, 2024, the bank loans amounted to a total of EUR 312,249 thousand compared to EUR 243,896 thousand at December 31, 2023 (excluding the financial liabilities for accrued interests). The increase was mainly due to the draw down of three loans including two with BPER Banca and one with Banca Intesa Sanpaolo, for a total of EUR 120,000 thousand. Two of these loans, overall amounting to EUR 80,000 thousand, are at floating rates linked to Euribor rates plus a mark up and have a five-year tenor with two years of interest-only payments and three years of amortizing period with quarterly repayment of the installments at constant principal portion. One of these loans, amounting to EUR 40,000 thousand, is at floating rates and has a six-year tenor with two years of interest-only payments and four years of amortizing period with quarterly repayment of the installments at constant principal portion. For the year ended December 31, 2024, the Group reimbursed bank loans for EUR 51,664 thousand.

The decrease in bank overdrafts and short term loans was mainly due to the repayment of some short-term financing.

The following table sets forth the reconciliation of total borrowings (inclusive of accrued interest):

	At December 31,	Cash flows			Non-cash changes			At December 31,
	2023	Proceeds	Repayments	Accrued interest paid in the period	Exchange rate	Amortized Cost	Accrued interest in the period	2024
	(EUR thousand)
Bank loans	245,448	120,000	(51,664)	(1,553)	—	17	1,304	313,552
Bank overdrafts and short-term loan facilities	84,096	70,172	(104,126)	(91)	(21)	—	269	50,299
Notes	49,743	—	—	—	—	47	—	49,790
Total Borrowings	379,287	190,172	(155,790)	(1,644)	(21)	64	1,573	413,641

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2024

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	56,893	2025	3.64%	56,893
	EUR	87,488	2026	3.84%	87,488
	EUR	90,591	2027	3.95%	90,591
	EUR	57,500	2028	4.03%	57,500
	EUR	10,000	2029	4.23%	10,000
	EUR	10,000	2030	4.23%	10,000
Amortized Cost	EUR	(223)	2025-2030		(223)
Total Bank Loans					312,249

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(210)	2025-2028		(210)
Total Notes					49,790

Overdrafts and short-term loan facilities	EUR	50,001	2025	3.02%	50,001
	DKK	220	2025	4.19%	29
Total Overdrafts and short-term loan facilities					50,030

Total Bank Loans and Overdrafts					412,069

At December 31, 2023

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	51,664	2024	3.45%	51,664
	EUR	56,893	2025	3.86%	56,893
	EUR	60,821	2026	3.81%	60,821
	EUR	53,925	2027	3.42%	53,925
	EUR	20,833	2028	2.12%	20,833
Amortized Cost	EUR	(240)	2024-2028		(240)
Total Bank Loans					243,896

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(257)	2024-2028		(257)
Total Notes					49,743

Overdrafts and short-term loan facilities	DKK	198,811	2024	4.90%	26,005
	EUR	58,000	2024	4.05%	58,000
Total Overdrafts and short-term loan facilities					84,005

Total Bank Loans and Overdrafts					377,644

Certain bank loans require compliance with certain covenants on the Group consolidated figures, including: (i) not to exceed certain consolidated net debt to consolidated EBITDA ratios (not greater than 4.0 to 1.0 in three of the loan agreements and not greater than 3.5 to 1.0, at 4.0x, in the remaining agreements); (ii) to maintain a consolidated net debt to equity ratio equal to or lower than 2 to 1 and at least amounting to EUR 200 million; (iii) not to sell assets having a value, or to grant liens or loans to third parties, exceeding certain amounts; (iv) to ensure that the loans always rank at least pari passu with other debt of the company; (v) not to segregate assets (as defined under Italian law); and (vi) not to distribute dividends or reserves nor to carry out extraordinary transactions resulting in the breach of financial covenants.

At December 31, 2024 and 2023, all financial covenants are complied with.